TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	$ 2,064	$ 2,337
Unearned income	879	1,007
Finance lease receivable	1,185	1,330
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	860	949
Unearned income	360	407
Finance lease receivable	500	542
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	1,204	1,388
Unearned income	519	600
Finance lease receivable	$ 685	$ 788